2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Subsidiaries, joint ventures and joint operations

The consolidated financial statements for the years ended December 31, 2017 and 2016 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

	Equity interests (%)
Companies	12/31/2017	12/31/2016	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Islands XI Corp.	100.00	100.00	Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Minerals S.L.U. (1)	100.00	100.00	Equity interests
CSN Export Europe, S.L.U. (1)	100.00	100.00	Financial transactions and Equity interests
CSN Metals S.L.U. (1)	100.00	100.00	Equity interests and Financial transactions
CSN Americas S.L.U. (1)	100.00	100.00	Equity interests and Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Gestão de Recursos Financeiros Ltda. (*)	99.99	99.99	Management of funds and securities portfolio
CSN Mineração S.A.	87.52	87.52	Mining and Equity interests
CSN Energia S.A. (2)	99.99	100.00	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	90.78	90.78	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CGPAR - Construção Pesada S.A. (3)	-	100.00	Mining support services and Equity interests

Indirect interest in subsidiaries: full consolidation
Companhia Siderúrgica Nacional LLC	100.00	100.00	Steel
CSN Europe Lda.(4)	-	100.00	Financial transactions, product sales and Equity interests
CSN Ibéria Lda. (4)	-	100.00	Financial transactions, product sales and Equity interests
Lusosider Projectos Siderúrgicos S.A.	99.94	99.94	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas (2)	99.99	100.00	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (*)	100.00	100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Asia Limited	100.00	100.00	Commercial representation
CSN Mining Holding, S.L (5)	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	87.52	87.52	Commercial representation
Aceros México CSN	100.00	100.00	Commercial representation,sale of steel and related activity
Lusosider Ibérica S.A. (6)	99.94		Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda. (6)	87.52		Sale and commercial representation

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.	31.82	31.82	Dormant company
CBSI - Companhia Brasileira de Serviços de Infraestrutura	50.00	50.00	Equity interests and product sales and iron ore
Transnordestina Logística S.A.	46.30	49.02	Railroad logistics

Indirect interest in joint ventures: equity method
MRS Logística S.A.	16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

(*) They are Dormant Companies, therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and classified as available for sale.

Exclusive funds
	Equity Interests (%)
Exclusive funds	12/31/2017	12/31/2016	Core business
Direct interest: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 – Private Credit balanced mutual fund	100.00	100.00	Investment fund

Concessions

The residual carrying amounts of these assets on December 31, 2017 are listed below with an indication of their classification in our financial statements:

Concession	Net book value (R$)		Classification in balance sheet
Sepetiba Tecon S.A. (TECON)	313	million	Fixed assets
			intangible: Software
Tecar	1,528	million	Fixed assets
			intangible: Software
Ferrovia Transnordestina Logística S.A. (FTL)	230	million	Fixed assets

Transnordestina Logística S.A. (TLSA)	7,934	million (1)	Investment
MRS Logística S.A. (MRS)	3,428	million (2)	Investment

(1)       The amount of fixed and intangible assets is recognized in TLSA’s financial statements. We recognize our interest in the net assets of TLSA under the equity method and our investment balance in TLSA as of December 31, 2017 was R$1,473,298.

(2)       The amount of fixed and intangible assets is recognized in MRS’s financial statements. We recognize our interest in the net assets of MRS by the equity method and our investment balance consolidated in MRS as of December 31, 2017 was R$ 1,325,032.

New standards and interpretations issued and not yet adopted

The following standards and interpretations have been issued and will be mandatory for subsequent accounting periods and were not early adopted by the Group for the year ended December 31, 2017:

Standard	Main items introduced by the standard	Effective date
IFRS 9 – Financial Instruments

The standard retains but simplifies the combined measurement model and establishes two main measurement categories of financial assets: amortized cost and fair value. The classification basis depends on the entity business model and the characteristics of the financial asset’s contractual cash flow.

IFRS 9 retains most of IAS 39 requirements for financial liabilities. The main change refers to those cases where the fair value of the financial liabilities must be segregated so that the fair value portion related to the entities credit risk is recognized in “other comprehensive income” and not in profit or loss for the period.

The standard introduces an expected credit loss model for the measurement of the impairment of financial assets. However, it is no longer necessary for a credit event to have occurred before a credit loss is recognized. Finally, IFRS 9 introduces a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures.

The requirements for derecognition of financial assets and liabilities under IFRS 9 are carried forward from IAS 39.

January 1, 2018
IFRS15 – Revenue from Contracts with Customers

This new standard introduces the principles that an entity will apply to determine the revenue measurement and when such revenue shall be recognized.

IFRS 15 replaces IAS 11 – Construction Contracts, IAS 18 - Revenue and related interpretations.

January 1, 2018
IFRS16 - Leases

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right-of-use asset that represents his obligation to make lease payments. Optional exemptions are available for short- term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases, and accounting for these two types of lease differently. IFRS 16 replaces existing lease standards, including IAS 17 – Leasing Operations and IFRIC 4, SIC 5 and SIC 27 – Complementary Aspects of Leasing Operations.

January 1, 2019
IFRIC 22 – Foreign Currency Transaction and Advance Consideration	The Interpretation covers foreign currency transactions (or part of them) when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it).	January 1, 2018
IFRIC 23 – Uncertainty over Income Tax Treatments	Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements the IAS 12 – Income Tax, clarify how to reflect the effects of uncertainty over income tax treatments.	January 1, 2019